Goodwill and Intangible Assets, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 segments	Sep. 30, 2011	Sep. 30, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization of purchased intangible assets and other	$ 52,229	$ 72,646	$ 86,703
Goodwill and Intangible Assets, Net (Textual) [Abstract]
Goodwill resulting from immaterial acquisition		103,586
Impairment of goodwill	0	0	0
Number of operating segments	1
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets		8 years
Amortization of purchased intangible assets and other		16,900
Customer arrangements [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets		10 years
Amortization of purchased intangible assets and other		22,899
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets		5 years
Amortization of purchased intangible assets and other		$ 2,329